Related Party Transactions (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Non-voting percentage	10.00%
Settled shares			517,688	408,086	362,590
Public shares		124,080	253,875	206,081	186,847
Stock plan expired			89,430	517,616
Contributions made to defined benefit pension plans (in Dollars)		$ 2.3	$ 4.8
RSU [Member]
Related Party Transactions [Line Items]
Stock options issued	3,530,000
Telesat Canada RSU [Member]
Related Party Transactions [Line Items]
Stock options issued	3,530,000
Telesat Corporation RSU [Member]
Related Party Transactions [Line Items]
Stock options issued	1,460,008
RSUs [Member]
Related Party Transactions [Line Items]
Shares forfeited				47,564
Preference shares [member]
Related Party Transactions [Line Items]
Stock options issued	3,660,000